Finance Income and Finance Expenses	3 Months Ended
Mar. 31, 2022
Disclosure Of Finance Income And Expenses [Abstract]
Finance Income and Finance Expenses

18. FINANCE INCOME AND FINANCE EXPENSES

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Finance income	828	158
Finance expenses	(249)	(237)
Net finance income (expenses)	579	(79)

Finance income of the Group is mainly comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency.

Finance expenses for the three months ended March 31, 2022 is comprised of $120 of interest expense on the term loan, $50 of interest expense on lease liabilities, $52 of translation losses on balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and $27 related to other finance charges.

Finance expenses for the three months ended March 31, 2021 is comprised of $120 of interest expense on the term loan, $49 of interest expense on lease liabilities, $39 of translation losses on balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and $29 related to other finance charges.